Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

4. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
Engineering laboratory equipment	$24,294	$17,757
Computer software	2,619	2,398
Computer equipment	2,435	1,640
Furniture and fixtures	370	370
Leasehold improvements	1,026	1,017
Equipment under capital lease	—	96
Construction in progress	5,149	3,952

Total property and equipment	35,893	27,230
Less: Accumulated depreciation	(15,125)	(11,305)

Property and equipment, net	$20,768	$15,925

Depreciation expense was $2.1 million and $1.1 million for the three months ended June 30, 2016 and 2015, respectively, and $3.8 million and $2.0 million for the six months ended June 30, 2016 and 2015, respectively.

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	December 31,
	2015	2014
Engineering laboratory equipment	$17,757	$7,948
Computer software	2,398	1,924
Computer equipment	1,640	1,094
Furniture and fixtures	370	358
Leasehold improvements	1,017	819
Equipment under capital lease	96	—
Construction in progress	3,952	2,532

Total property and equipment	27,230	14,675
Less: Accumulated depreciation	(11,305)	(6,729)

Property and equipment, net	$15,925	$7,946

Depreciation expense was $4.6 million and $2.7 million for the years ended December 31, 2015 and 2014, respectively.

There were no losses on the disposal of property and equipment during the year ended December 31, 2015. During the year ended December 31, 2014, the Company recorded losses on the disposal of property and equipment of $108,000 as the underlying equipment was no longer in use.